Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$ (405)	$ (546)	$ 732
Tax expenses (benefits) of unrealized foreign exchange gain	(1,569)	512	2,142
Tax expenses (benefits) of allowance for doubtful accounts	(4)	2,304	(57)
Tax expenses of used investment tax credits	0	3,337	1,431
Tax benefits of advanced share-based compensation deductions	0	(1,459)	(432)
Deferred Income Tax Expense (Benefit)	$ (1,978)	$ 4,148	$ 3,816